EARNINGS/ (LOSS) PER ADS (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS/ (LOSS) PER ADS
Schedule of Basic earnings/(loss) per ADS and diluted earnings/(loss) per ADS

	For the years ended December 31,
	2019	2020	2021
Numerator:
Net income/(loss)	$(11,680,155)	$2,155,987	$6,614,460
Less: Net income/(loss) attributed to noncontrolling interests	(2,848,932)	(622,668)	(247,413)
Total net income/(loss) attributed to ReneSola Ltd	$(8,831,223)	$2,778,655	$6,861,873

Numerator for diluted income/(loss) per ADS	(8,831,223)	2,778,655	6,861,873

Denominator:
Denominator for basic earnings/(loss) per ADS - weighted average number of ADS outstanding	40,595,551	49,166,354	68,906,139
Dilutive effects of share options, RSUs and warrants	—	622,068	934,499
Denominator for diluted calculation - weighted average number of ADS outstanding*	40,595,551	49,788,422	69,840,638

Basic earnings/(loss) per ADS	(0.22)	0.06	0.10
Diluted earnings/(loss) per ADS	(0.22)	0.06	0.10

*Each ADS represents 10 common shares

Schedule of the computation of diluted net earnings/(loss) per ADS for the periods presented because including them would have been anti-dilutive

	For the years ended December 31,
	2019	2020	2021
Share options	8,575,000	7,304,020	—